Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
2 3 .	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Years Ended December 31

(in thousands)	2023	2022

Current income tax expense (recovery)	$(2,372)	$8,746

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$2,427	$32,430

Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)

Total deferred income tax expense (recovery)	$3,786	$(8,237)

Total income tax expense (recovery) recognized in net earnings	$1,414	$509
Income Tax Expense (Recovery) in Other Comprehensive Income

	Years Ended December 31

(in thousands)	2023	2022

Income tax expense (recovery) related to LTIs - common shares held	$(3,719)	$6,513
Income Tax Expense (Recovery) in Shareholders’ Equity
1

	Years Ended December 31

(in thousands)	2023	2022

Current income tax expense (recovery)	$-	$(5,932)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$-	$5,932

Write down (reversal of write down) or recognition of prior period temporary differences	$-	$(4,143)

Total deferred income tax expense (recovery)	$-	$1,789

Total income tax expense (recovery) recognized in equity	$-	$(4,143)

1)
Income tax expense (recovery) in shareholders’ equity relates to share financing fees. Share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, share financing fees are charged directly to issued capital.

Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2023	2022

Earnings before income taxes	$539,058	$669,635

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$145,546	$180,781

Non-deductible portion of capital losses (non-taxable portion of capital gains)	-	(1,052)

Non-deductible stock based compensation and other	1,656	1,529

Differences in tax rates in foreign jurisdictions 1	(147,991)	(142,869)

Current period unrecognized temporary differences	844	2,787

Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)

Total income tax expense (recovery) recognized in net earnings	$1,414	$509

1)	During the year ended December 31, 2023, the Company’s subsidiaries generated net earnings of $551 million, as compared to $532 million during the comparable period of the prior year.
The majority of the Company’s income generating activities is conducted by its 100% owned subsidiary, Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.
Global Minimum Tax
The Company is within the scope of global minimum tax under the OECD Pillar Two model rules (“Pillar Two”). Subject to tax legislation enacting Pillar Two being passed in the jurisdictions where the Company and its subsidiaries operate, the group is liable to pay a top-up
tax for any deficiency between the minimum tax rate of
15
%
 and the effective tax rate per jurisdiction. The Canadian parent company, as well as its Luxembourg subsidiary (Silver Wheaton Luxembourg S.a.r.l., or “Silver Wheaton Luxembourg”) have an effective tax rate that exceeds
15
% or are in a loss position. The group’s subsidiaries that operate in the Cayman Islands have an effective tax rate of
0
%. For the years ended December 31, 2023 and 2022, the Cayman Islands subsidiaries had net earnings of $
551
 million and $532 million, respectively
.
The Company does not operate in any jurisdiction where Pillar Two legislation was effective as for the year ended December 31, 2023 and 2022 and therefore the Company has no related current tax expense associated with global minimum tax.
Jurisdictional updates are as follows:
Canada
On August 4, 2023, the Canadian Federal Government released draft Pillar Two implementing legislation as a new act, the Global Minimum Tax Act (“GMTA”), for public comment. The public consultation period on the draft legislation ended September 29, 2023. If enacted, the GMTA would implement a
15
%
global minimum tax for fiscal years that begin on or after December 31, 2023. If enacted as drafted, the proposed Canadian rules in the GMTA would apply to the income of the Company’s Cayman Island subsidiaries from January 1, 2024.
Luxembourg
Pillar Two legislation was enacted in Luxembourg on December 22, 2023. The rules are applicable from January 1, 2024. As discussed above, Silver Wheaton Luxembourg has an effective tax rate in excess of
15
%.
The Luxembourg Pillar Two legislation also contains an undertaxed profits rule which is effective January 1, 2025, that would allow Luxembourg to collect Pillar Two top-up
taxes related to the Company’s subsidiaries operating in the Cayman Islands if the GMTA were not enacted in Canada.
Given the Canadian government’s stated intent to enact the GMTA, the Company does not expect the Luxembourg Pillar Two legislation to have a material impact on the Company.
Cayman Islands
To date, the government of the Cayman Islands has indicated that they do not intend to enact Pillar Two Legislation.

Current Income Taxes (Payable) Receivable
The movement in current income taxes (payable) receivable for the years ended December 31, 2023 and 2022 is as follows:

(in thousands)	Current Taxes (Payable) Recoverable

Current taxes payable - December 31, 2021	$(132)

Current income tax expense - income statement	(8,746)

Current income tax recovery - shareholders’ equity	5,932

Income taxes paid	171

Foreign exchange adjustments	12

Current taxes payable - December 31, 2022	$(2,763)

Current income tax recovery - income statement	2,372

Income taxes paid	6,192

Foreign exchange adjustments	134

Current taxes recoverable - December 31, 2023	$5,935
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2023 and December 31, 2022, respectively, is shown below:

	Year Ended December 31, 2023

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$-	$810	$-	$-	$810

Capital loss carryforward	792	40	124	-	956

Other 2	4,256	(121)	-	-	4,135

Deferred tax liabilities

Debt financing fees 3	(774)	(44)	-	-	(818)

Unrealized gains on long-term investments	(8,006)	(4)	3,595	-	(4,415)

Mineral stream interests 4	3,732	(4,400)	-	-	(668)

Foreign withholding tax	(165)	(67)	-	-	(232)

Total	$(165)	$(3,786)	$3,719	$-	$(232)

1)	As at December 31, 2023, the Company had recognized the tax effect on $3 million of non-capital losses against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2022

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$6,967	$(5,178)	$-	$(1,789)	$-

Capital loss carryforward	-	277	515	-	792

Other	1,325	2,739	192	-	4,256

Deferred tax liabilities

Interest capitalized for accounting	(87)	87	-	-	-

Debt and share financing fees	(737)	(37)	-	-	(774)

Kutcho Convertible Note	-	112	(112)	-	-

Unrealized gains on long-term investments	(170)	(728)	(7,108)	-	(8,006)

Mineral stream interests	(7,298)	11,030	-	-	3,732

Foreign withholding tax	(100)	(65)	-	-	(165)

Total	$(100)	$8,237	$(6,513)	$(1,789)	$(165)
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2023	2022

Mineral stream interests	$8,804	$7,369

Other	2,376	1,575

Unrealized losses on long-term investments	12,912	13,069

Total	$24,092	$22,013

1)	As at December 31, 2023, the Company had fully recognized the tax effect of non-capital losses.
Deferred income taxes have not been provided on the temporary difference relating to investments in foreign subsidiaries for which the Company can control the timing of and manner in which funds are repatriated and does not plan to repatriate funds to Canada in the foreseeable future that would be subject to tax. The temporary difference relating to investments in foreign subsidiaries is $2.1 billion as at December 31, 2023, all of which is anticipated to reverse in the future and be exempt from tax on repatriation, leaving $Nil that would be taxable on repatriation.
At December 31, 2023, the Company has available
non-capital
losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital
losses in the amount of $3 million will expire in 2043.